Capital Management - Schedule of Reconciliation of Net Operating Profit (Detail) $ in Millions			12 Months Ended			101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025 USD ($) unit_Time	Dec. 31, 2024 USD ($) unit_Time	Dec. 31, 2023 USD ($)	May 05, 2025	Dec. 31, 2022 USD ($)
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Borrowings			$ 2,738.2	$ 2,495.6
Add: Lease liability			483.0	450.2
Less: Cash and cash equivalents			1,779.2	860.2	$ 648.7		$ 769.4
Net debt			1,442.0	2,085.6
Adjusted EBITDA			5,637.4	2,847.4
Net finance charges			$ 136.5	$ 127.3
Net debt to adjusted EBITDA ratio | unit_Time			0.26	0.73
Adjusted EBITDA to net finance charges ratio | unit_Time			41.3	22.4
Reconciliation of profit for the year to adjusted EBITDA:
Profit from continuing operations			$ 3,645.4	$ 1,290.5	745.2
Mining and income taxation			1,649.2	697.1	465.1
Royalties			231.9	147.7	116.4
Finance expense			120.7	50.4	62.9
Investment income			(53.3)	(28.7)	(24.9)
Foreign exchange (gain)/loss			(6.6)	6.6	5.6
Depreciation and amortisation expense			920.4	627.4	795.3
Share-based payments			25.4	4.4	9.1
Long-term incentive plan			43.2	14.5	55.8
Restructuring costs			10.3	6.6	7.8
Silicosis settlement costs			0.7	(0.3)	(4.1)
Reversal of impairment of assets, net of impairment			(281.3)	3.5
Profit on disposal of assets			(1.1)	(0.6)	(32.4)
Share of results of equity accounted investees, net of tax			2.3	53.6	32.6
Gain on financial instruments, net			(58.1)	0.0	0.0
Gain on remeasurement of 50% previously held interest in Gruyere			(808.2)	0.0	0.0
Transaction costs on acquisition of Gold Road			51.4	0.0
Gruyere rainfall event			(6.0)	12.0	0.0
Rehabilitation expense/(income)			43.6	(1.2)
Ghana expected credit loss			66.0	0.0	$ 33.2
Other			41.5	31.8
Adjusted EBITDA			5,637.4	2,847.4
Gruyere Gold project
Reconciliation of profit for the year to adjusted EBITDA:
Percentage of ownership in joint operation	50.00%	50.00%				50.00%
Profit on disposal of asset held for sale - Asanko Gold
Reconciliation of profit for the year to adjusted EBITDA:
Profit on disposal of asset held for sale			0.0	(5.6)
Profit on disposal of assets held for sale - Rusoro
Reconciliation of profit for the year to adjusted EBITDA:
Profit on disposal of asset held for sale			$ 0.0	$ (62.3)